Share capital	6 Months Ended
Dec. 31, 2022
Share capital.
Share capital

23         Share capital

	Number of shares	Ordinary shares
	(thousands)	£’000
At 1 July 2021	164,677	53
Employee share-based compensation awards – issue of shares	9	—
At 31 December 2021	164,686	53
Employee share-based compensation awards – issue of shares	59	—
At 30 June 2022	164,745	53
Employee share-based compensation awards – issue of shares	—	—
At 31 December 2022	164,745	53

The Company has two classes of ordinary shares outstanding: Class A ordinary shares and Class B ordinary shares, each with a par value of $0.0005 per share. The rights of the holders of Class A ordinary shares and Class B ordinary shares are identical, except with respect to voting and conversion. Each Class A ordinary share is entitled to one vote per share and is not convertible into any other shares. Each Class B ordinary share is entitled to 10 votes per share and is convertible into one Class A ordinary share at any time. In addition, Class B ordinary shares will automatically convert into Class A ordinary shares upon certain transfers and other events, including upon the date when holders of all Class B ordinary shares cease to hold Class B ordinary shares representing, in the aggregate, at least 10% of the total number of Class A and Class B ordinary shares outstanding. For special resolutions (which are required for certain important matters including mergers and changes to the Company’s governing documents), which require the vote of two-thirds of the votes cast, at any time that Class B ordinary shares remain outstanding, the voting power permitted to be exercised by the holders of the Class B ordinary shares will be weighted such that the Class B ordinary shares shall represent, in the aggregate, 67% of the voting power of all shareholders.

As of 31 December 2022, the Company’s issued share capital comprised 54,537,360 Class A ordinary shares and 110,207,613 Class B ordinary shares.

23         Share capital (continued)

1,682,896 Class A ordinary shares are currently held in treasury. Distributable reserves have been reduced by £21,305,000, being the consideration paid for these shares. See Note 24.